Leases - Schedule of Right-of-Use Assets (Details) - Buildings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Right-of-Use Assets [Line Items]
Cost at beginning of year	$ 875	$ 771
Deconsolidation of Jeffs’ Brands	(115)
Derecognition upon early termination	(315)
Accumulated depreciation at beginning of year	(379)	(180)
Additions		104
Cost at ending of year	445	875
Depreciation for the year	(20)	(199)
Deconsolidation of Jeffs’ Brands
Derecognition upon early termination	(46)
Carrying amount, balance at ending of year		496
Accumulated depreciation at ending of year	$ (445)	$ (379)